INVESTMENT MANAGERS SERIES TRUST

January 15, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust (filing relates to Aristotle/Saul Opportunity Fund,)
(File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing Preliminary Proxy Statement relating to its series Aristotle/Saul Opportunity Fund (the “Fund”) for the purpose of reappointing Aristotle Capital Management LLC as advisor to the Fund

Please contact the undersigned at (626) 914-1041 with any comments or questions relating to the filing.

Sincerely,

/s/Rita Dam
Rita Dam
Treasurer
Investment Mangers Series Trust